Loans and Allowance for Credit Losses (Details 6) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	$ 35,851	$ 34,695
Percentage of allocation for loans receivable commercial real estate	100.00%	100.00%
CALIFORNIA
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	7,634	7,515
Percentage of allocation for loans receivable commercial real estate	21.30%	21.60%
COLORADO
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	1,569	1,524
Percentage of allocation for loans receivable commercial real estate	4.40%	4.40%
ILLINOIS
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	1,411	1,248
Percentage of allocation for loans receivable commercial real estate	3.90%	3.60%
MINNESOTA
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	1,891	1,805
Percentage of allocation for loans receivable commercial real estate	5.30%	5.20%
MISSOURI
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	1,599	1,558
Percentage of allocation for loans receivable commercial real estate	4.40%	4.50%
OHIO
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	1,436	1,402
Percentage of allocation for loans receivable commercial real estate	4.00%	4.00%
OREGON
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	1,961	1,809
Percentage of allocation for loans receivable commercial real estate	5.50%	5.20%
WASHINGTON
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	3,540	3,488
Percentage of allocation for loans receivable commercial real estate	9.90%	10.10%
WISCONSIN
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	1,892	1,724
Percentage of allocation for loans receivable commercial real estate	5.30%	5.00%
Iowa, Kansas, Nebraska, North Dakota and South Dakota
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	2,295	2,205
Percentage of allocation for loans receivable commercial real estate	6.40%	6.40%
Arkansas, Indiana, Kentucky and Tennessee
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	1,736	1,634
Percentage of allocation for loans receivable commercial real estate	4.80%	4.70%
Idaho, Montana and Wyoming
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	1,183	1,185
Percentage of allocation for loans receivable commercial real estate	3.30%	3.40%
Arizona, Nevada, New Mexico and Utah
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	3,189	2,938
Percentage of allocation for loans receivable commercial real estate	8.90%	8.50%
Total Banking Region [Member]
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	31,336	30,035
Percentage of allocation for loans receivable commercial real estate	87.40%	86.60%
Florida, Michigan, New York, Pennsylvania, Texas [Member]
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	2,470	2,711
Percentage of allocation for loans receivable commercial real estate	6.90%	7.80%
All Other States [Member]
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	2,045	1,949
Percentage of allocation for loans receivable commercial real estate	5.70%	5.60%
Outside the Company's banking region
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	4,515	4,660
Percentage of allocation for loans receivable commercial real estate	12.60%	13.40%
Business owner occupied [Member]
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	11,756	11,416
Percentage of allocation for loans receivable commercial real estate	32.80%	32.90%
Industrial Commercial property [Member]
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	1,561	1,530
Percentage of allocation for loans receivable commercial real estate	4.40%	4.40%
Office Commercial property [Member]
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	4,590	3,783
Percentage of allocation for loans receivable commercial real estate	12.80%	10.90%
Retail Commercial property [Member]
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	4,402	4,288
Percentage of allocation for loans receivable commercial real estate	12.30%	12.40%
Other Commercial property [Member]
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	3,632	3,551
Percentage of allocation for loans receivable commercial real estate	10.10%	10.20%
Homebuilders Condominiums [Member]
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	283	463
Percentage of allocation for loans receivable commercial real estate	0.80%	1.30%
Homebuilders Other residential [Member]
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	988	1,144
Percentage of allocation for loans receivable commercial real estate	2.80%	3.30%
Multi-family [Member]
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	6,293	6,130
Percentage of allocation for loans receivable commercial real estate	17.50%	17.70%
Hotel/motel [Member]
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	2,041	2,134
Percentage of allocation for loans receivable commercial real estate	5.70%	6.20%
Health care facilities [Member]
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	$ 305	$ 256
Percentage of allocation for loans receivable commercial real estate	0.80%	0.70%